Research and Development Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2017
Research and Development Expenses, Net [Abstract]
Schedule of research and development expenses

	Year ended December 31
	2017	2016	2015

Salaries and related expenses	$144,250	$136,578	$166,849
Stock-based compensation	22,883	48,056	-
Professional fees	31,690	56,377	53,750
Laboratory and materials	184,073	124,748	50,858
Patent expenses	62,888	24,956	51,846
Liability for minimum royalties expenses (*)	238,000	50,000	35,000
Depreciation	24,083	20,526	11,369
Travel expenses	6,512	19,419	-
Insurance and other expenses	6,148	3,293	4,351
	720,527	483,953	374,023
Less: Grants from the OCS and others (**)	-	(166,046)	-
	$720,527	$317,907	$374,023

(*)	See Note 9B.

(**)	See Note 9A and 9D.